Stock Option and Purchase Plans	12 Months Ended
Jun. 28, 2015
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock Option and Purchase Plans

STOCK OPTION AND PURCHASE PLANS

A summary of stock option activity under our stock incentive plan was as follows:

		Weighted Average	Weighted Average Remaining Contractual	Aggregate Intrinsic Value
	Shares	Exercise Price	Term (in years)	(in thousands)
Balance at July 1, 2012	332,800	$28.19
Granted	40,000	$25.64
Exercised	(55,845)	$13.78
Expired	(41,500)	$52.68
Terminated	(4,000)	$17.59
Balance at June 30, 2013	271,455	$27.19
Granted	40,000	$38.71
Exercised	(92,256)	$29.08
Expired	(22,500)	$58.33
Terminated	(11,457)	$30.61
Balance at June 29, 2014	185,242	$24.73
Granted	10,000	$79.73
Exercised	(22,746)	$20.83
Terminated	(8,589)	$37.43
Balance at June 28, 2015	163,907	$27.97	5.8	$7,018
Exercisable as of:
June 28, 2015	91,103	$19.86	4.1	$4,592
June 29, 2014	76,699	$16.91	4.3	$3,769
June 30, 2013	139,955	$29.95	4.4	$2,104
Available for grant as of June 28, 2015	253,989

Options granted at a price greater than the market value on the date of grant included in the table above were as follows:

	2015	2014	2013
Shares	10,000	40,000	40,000
Exercise Price	$79.73	$38.71	$25.64

A summary of restricted stock activity under our stock incentive plan was as follows:

		Weighted Average
		Grant Date
	Shares	Fair Value
Nonvested Balance at July 1, 2012	49,400	$20.45
Granted	24,150	$23.69
Vested	(10,400)	$15.44
Forfeited	(1,900)	$25.49
Nonvested Balance at June 30, 2013	61,250	$22.42
Granted	24,950	$37.29
Vested	(19,350)	$20.40
Forfeited	(3,250)	$27.88
Nonvested Balance at June 29, 2014	63,600	$28.64
Granted	25,000	$70.90
Vested	(18,100)	$23.02
Forfeited	(4,150)	$45.71
Nonvested Balance at June 28, 2015	66,350	$45.03

We have an Employee Stock Purchase Plan to provide substantially all U.S. full-time associates an opportunity to purchase shares of STRATTEC common stock through payroll deductions. A participant may contribute a maximum of $5,200 per calendar year to the plan. On the last day of each month or if such date is not a trading day on the most recent previous trading day, participant account balances are used to purchase shares of our common stock at the average of the highest and lowest reported sales prices of a share of STRATTEC common stock on the NASDAQ Global Market. A total of 100,000 shares may be issued under the plan. Shares issued from treasury stock under the plan totaled 1,038 at an average price of $76.06 during 2015, 1,181 at an average price of $49.53 during 2014 and 2,000 at an average price of $26.88 during 2013. A total of 69,132 shares remain available for purchase under the plan as of June 28, 2015.